Investment in associated companies	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies	Investment in associated companies
We have the following investments in associated companies:

Ownership percentage	Joint venture partner	December 31, 2021	December 31, 2020
Gulfdrill (i)	Gulf Drilling International	50.0%	50.0%
Sonadrill (ii)	Sonangol E.P.	50.0%	50.0%
We own 50% equity interests in the above entities. The remaining 50% equity interest is owned by the above joint venture partners. We account for our 50% investments in the joint ventures under the equity method. For transactions with related parties refer to Note 27 - "Related party transactions".
i.Gulfdrill
Gulfdrill is a joint venture that manages and operates five premium jack-ups in Qatar with Qatargas. We have a 50% ownership stake in Gulfdrill. The remaining 50% interest is owned by Gulf Drilling International ("GDI"). We lease three of our jack-up rigs to the joint venture, with an additional two units being leased from a third party shipyard.
ii. Sonadrill
Sonadrill is a joint venture that will operate four drillships focusing on opportunities in Angolan waters. We have a 50% ownership stake in Sonadrill. The remaining 50% interest is owned by Sonangol EP ("Sonangol"). Both Seadrill and Sonangol agreed to bareboat two units each into the joint venture with Seadrill due to manage the two Sonangol owned drillships. On October 1, 2019, the first bareboat and management agreements for the Sonangol drilling unit, Libongos, became effective. The rig commenced its first drilling contract on October 10, 2019. The Libongos, is currently operating in Angola, while the Quenguela is contracted to start with Total in early 2022. The two committed Seadrill rigs will be leased to the joint venture when required; to date no further contracts have been secured for these rigs.

Share in results from associated companies
Our share in results of our associated companies (net of tax) were as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Seadrill Partners	—	—	(21)
Sonadrill	5	(2)	(1)
Gulfdrill	(2)	2	—
Total share in results from associated companies (net of tax)	3	—	(22)
Summary of Consolidated Statements of Operations for our equity method investees
The results of the Sonadrill companies and our share in those results (net of tax) were as follows:

Sonadrill
(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues	94	56	22
Net operating income/(loss)	18	(2)	(1)
Net income/(loss)	11	(5)	(2)

Seadrill ownership percentage	50%	50%	50%
Share of results from Sonadrill (net of tax)	5	(2)	(1)

The results of the Gulfdrill companies and our share in those results (net of tax) were as follows:

Gulfdrill
(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues	142	44	—
Net operating income/(loss)	(4)	6	—
Net income/(loss)	(4)	4	—

Seadrill ownership percentage	50%	50%	50%
Share of results from Gulfdrill (net of tax)	(2)	2	—

Book value of our investments in associated companies
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2021	December 31, 2020
Sonadrill	27	22
Gulfdrill	—	2
Total	27	24
Quoted market prices for all of our investments are not available.
Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill
(In $ millions)	December 31, 2021	December 31, 2020
Current assets	72	54
Current liabilities	(18)	(11)
Net Assets	54	43
Seadrill ownership percentage	50%	50%
Book value of Seadrill investment	27	22
The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:

Gulfdrill
(In $ millions)	December 31, 2021	December 31, 2020
Current assets	120	67
Non-current assets	173	102
Current liabilities	(182)	(135)
Non-current liabilities	(113)	(31)
Net (liabilities)/assets	(2)	3
Seadrill ownership percentage	50%	50%
Book value of Seadrill investment	—	2